Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 02, 2012	Dec. 02, 2009
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock, shares authorized	2.5	2.5
Mandatorily redeemable preferred stock issued				200,000
Mandatorily redeemable preferred stock redemption value					$ 200
Common shares reserved for issuance under share-based compensation arrangements	7.7
Stock option plans exercisable period	Over three to five years
Stock option awards expiration	10 years
Total intrinsic value of option exercised	24.4	24.3
Repurchase of common shares	0.3	0.3
Repurchase of common stock	16.1	14.2	6.3
Unrealized gains on securities included in accumulated other comprehensive income (loss)	0.1	0.1
Foreign currency translation adjustment included in Accumulated other comprehensive income (loss)	36.7	(76.6)
Restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation expense related to restricted stock grants	$ 51.3
Remaining weighted average period related to restricted stock grants	1 year 4 months 24 days
Minimum [Member] | Restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted stock awards vesting period	1 year
Maximum [Member] | Restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted stock awards vesting period	4 years
Non-employee directors [Member] | Restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted stock awards restrictions eliminated period	After one year
Employees [Member] | Minimum [Member] | Restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted stock awards vesting period	2 years
Employees [Member] | Maximum [Member] | Restricted stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted stock awards vesting period	4 years